Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS — 9.2%
	COMMUNICATIONS — 1.8%
$136,868	CSC Holdings LLC 2.606% (1-Month USD Libor+250 basis points), 4/15/2027[1,2,3]	$135,487
20,256	Meredith Corp. 2.609% (1-Month USD Libor+250 basis points), 1/31/2025[1,2,3]	20,071
		155,558
	CONSUMER DISCRETIONARY — 3.3%
160,000	American Airlines, Inc. 5.500% (1-Month USD Libor+475 basis points), 4/20/2028[1,2,3,4,5]	164,125
119,181	Penn National Gaming, Inc. 3.750% (3-Month USD Libor+300 basis points), 10/19/2023[1,3]	118,794
		282,919
	HEALTH CARE — 0.8%
65,070	Change Healthcare Holdings LLC 3.500% (1-Month USD Libor+250 basis points), 3/1/2024[1,2,3]	65,074
	INDUSTRIALS — 2.0%
170,029	Vertex Aerospace Services Corp. 3.500% (1-Month USD Libor+400 basis points), 6/29/2027[1,2,3,4,5]	170,322
	TECHNOLOGY — 1.3%
29,850	Presidio Holdings, Inc. 3.720% (1-Month USD Libor+350 basis points), 1/22/2027[1,2,3]	29,831
85,000	Rackspace Technology, Inc. 3.500% (1-Month USD Libor+275 basis points), 2/15/2028[1,3]	84,358
		114,189
	Total Bank Loans
	(Cost $788,030)	788,062
	CORPORATE BONDS — 89.0%
	COMMUNICATIONS — 11.1%
	AMC Networks, Inc.
19,000	5.000%, 4/1/2024[2]	19,238
105,000	4.750%, 8/1/2025[2]	107,712
130,000	4.250%, 2/15/2029[2]	126,425
45,000	CSC Holdings LLC 5.875%, 9/15/2022	47,516
	DISH DBS Corp.
39,000	6.750%, 6/1/2021	39,268
75,000	5.875%, 11/15/2024	78,436
95,000	Hughes Satellite Systems Corp. 6.625%, 8/1/2026	105,269
80,000	iHeartCommunications, Inc. 6.375%, 5/1/2026[2]	84,900

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$80,000	Lamar Media Corp. 4.875%, 1/15/2029[2]	$83,700
65,000	Lumen Technologies, Inc. 7.650%, 3/15/2042	73,937
37,000	Sprint Capital Corp. 6.875%, 11/15/2028	46,656
45,000	VeriSign, Inc. 4.750%, 7/15/2027[2]	47,756
90,000	Verizon Communications, Inc. 3.000%, 3/22/2027[2]	96,209
		957,022
	CONSUMER DISCRETIONARY — 24.5%
	ADT Security Corp.
35,000	3.500%, 7/15/2022	35,525
35,000	4.125%, 6/15/2023	36,356
100,000	Asbury Automotive Group, Inc. 4.750%, 3/1/2030[2]	103,000
121,000	Brinker International, Inc. 3.875%, 5/15/2023	122,815
195,000	Cinemark USA, Inc. 4.875%, 6/1/2023[2]	193,820
22,000	Dana, Inc. 5.625%, 6/15/2028[2]	23,540
75,000	Delta Air Lines, Inc. 3.625%, 3/15/2022[2]	75,970
105,000	Ford Motor Co. 8.500%, 4/21/2023	117,075
50,000	Goodyear Tire & Rubber Co. 5.125%, 11/15/2023[2]	50,173
70,000	Griffon Corp. 5.750%, 3/1/2028[2]	74,602
77,000	KB Home 7.625%, 5/15/2023[2]	83,449
	L Brands, Inc.
80,000	5.625%, 10/15/2023	86,800
55,000	6.694%, 1/15/2027	62,288
85,000	Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 9/15/2026[2]	88,772
48,000	Meritage Homes Corp. 6.000%, 6/1/2025[2]	53,820
60,000	MGM Resorts International 4.750%, 10/15/2028[2]	61,972

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$90,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	$88,917
58,000	QVC, Inc. 4.850%, 4/1/2024	62,236
161,000	RR Donnelley & Sons Co. 6.500%, 11/15/2023	170,660
	Sally Holdings LLC / Sally Capital, Inc.
56,000	5.500%, 11/1/2023[2]	56,514
40,000	5.625%, 12/1/2025[2]	41,250
50,000	Travel + Leisure Co. 4.250%, 3/1/2022[2]	50,531
83,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 6/15/2024	91,715
107,070	United Airlines 2019-2 Class B Pass-Through Trust 3.500%, 11/1/2029	104,175
170,000	United Airlines Holdings, Inc. 4.875%, 1/15/2025	173,167
		2,109,142
	CONSUMER STAPLES — 0.1%
9,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC 5.750%, 3/15/2025[2]	9,294
	ENERGY — 9.2%
35,000	Buckeye Partners LP 4.150%, 7/1/2023[2]	35,919
127,000	Continental Resources, Inc. 4.500%, 4/15/2023[2]	131,534
33,000	Energen Corp. 4.625%, 9/1/2021[2]	33,196
75,000	HollyFrontier Corp. 2.625%, 10/1/2023	77,276
121,000	MPLX LP 1.285% (3-Month USD Libor+110 basis points), 9/9/2022[2,3]	121,063
77,000	Murphy Oil Corp. 4.000%, 6/1/2022[2]	79,310
120,000	Murphy Oil USA, Inc. 4.750%, 9/15/2029[2]	126,000
65,000	Murphy Oil Corp. 6.875%, 8/15/2024[2]	66,462
80,000	PBF Logistics LP / PBF Logistics Finance Corp. 6.875%, 5/15/2023[2]	80,017

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$36,000	Sunoco LP / Sunoco Finance Corp. 5.500%, 2/15/2026[2]	$36,982
		787,759
	FINANCIALS — 27.0%
91,000	Air Lease Corp. 3.875%, 7/3/2023[2]	96,726
70,000	Aircastle Ltd. 5.000%, 4/1/2023[6]	74,607
122,000	Brookfield Finance LLC 4.000%, 4/1/2024[2,6]	132,466
123,000	Capital One Financial Corp. 3.750%, 7/28/2026[2]	133,570
58,000	CIT Group, Inc. 5.000%, 8/1/2023	62,930
	Citigroup, Inc.
55,000	5.900% (3-Month USD Libor+423 basis points)[2,7,8]	58,136
52,000	6.250% (3-Month USD Libor+452 basis points)[2,7,8]	59,410
50,000	Crown Castle International Corp. 3.300%, 7/1/2030[2]	52,202
83,000	Equinix, Inc. 2.900%, 11/18/2026[2]	87,495
123,000	Goldman Sachs Group, Inc. 1.969% (3-Month USD Libor+175 basis points), 10/28/2027[2,3]	128,718
80,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.750%, 9/15/2024[2]	83,075
57,000	JPMorgan Chase & Co. 6.750% (3-Month USD Libor+378 basis points)[2,7,8]	62,415
60,000	Kennedy-Wilson, Inc. 5.875%, 4/1/2024[2]	60,587
35,000	Kilroy Realty LP 4.750%, 12/15/2028[2]	39,573
84,000	MetLife, Inc. 10.750%, 8/1/2039[2]	140,355
75,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. 4.500%, 9/1/2026[2]	78,494
130,000	Morgan Stanley 3.851% (3-Month USD Libor+361 basis points)[2,7,8]	130,194
96,000	MPT Operating Partnership LP / MPT Finance Corp. 5.000%, 10/15/2027[2]	100,993
112,000	Navient Corp. 5.500%, 1/25/2023	116,200

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	OneMain Finance Corp.
$40,000	8.250%, 10/1/2023	$45,000
60,000	7.125%, 3/15/2026	69,201
25,000	4.000%, 9/15/2030[2]	24,313
159,000	Prudential Financial, Inc. 5.875% (3-Month USD Libor+418 basis points), 9/15/2042[2,8]	167,878
	Starwood Property Trust, Inc.
80,000	5.000%, 12/15/2021[2]	81,100
100,000	4.750%, 3/15/2025[2]	103,828
	VEREIT Operating Partnership LP
74,000	4.600%, 2/6/2024[2]	80,955
43,000	4.875%, 6/1/2026[2]	49,216
		2,319,637
	HEALTH CARE — 4.0%
100,000	Encompass Health Corp. 4.500%, 2/1/2028[2]	102,412
79,000	Magellan Health, Inc. 4.900%, 9/22/2024[2]	84,728
25,000	Molina Healthcare, Inc. 5.375%, 11/15/2022[2]	26,214
75,000	Tenet Healthcare Corp. 4.625%, 7/15/2024[2]	76,256
58,000	Teva Pharmaceutical Finance Netherlands III B.V. 2.800%, 7/21/2023[6]	57,814
		347,424
	INDUSTRIALS — 1.3%
75,000	Great Lakes Dredge & Dock Corp. 8.000%, 5/15/2022[2]	75,656
35,000	United Rentals North America, Inc. 5.875%, 9/15/2026[2]	36,647
		112,303
	MATERIALS — 4.3%
60,000	Allegheny Technologies, Inc. 7.875%, 8/15/2023[2]	65,082
55,000	Freeport-McMoRan, Inc. 4.625%, 8/1/2030[2]	59,852
122,000	Mercer International, Inc. 5.500%, 1/15/2026[2]	125,050

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$65,000	Methanex Corp. 4.250%, 12/1/2024[2,6]	$67,600
24,000	Olin Corp. 5.500%, 8/15/2022	25,020
23,000	U.S. Concrete, Inc. 6.375%, 6/1/2024[2]	23,489
		366,093
	TECHNOLOGY — 3.1%
99,000	Advanced Micro Devices, Inc. 7.500%, 8/15/2022	107,044
89,000	Dell, Inc. 5.400%, 9/10/2040	100,681
60,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024[2]	62,550
		270,275
	UTILITIES — 4.4%
65,000	AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/2024[2]	72,183
160,000	Pacific Gas and Electric Co. 1.750%, 6/16/2022[2]	160,242
45,000	Southern California Edison Co. 1.100%, 4/1/2024[2]	44,996
95,000	Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.500%, 6/1/2024[2]	96,458
		373,879
	Total Corporate Bonds
	(Cost $7,499,812)	7,652,828

Number of Shares
	PREFERRED STOCKS — 1.0%
	FINANCIALS — 1.0%
60	Wells Fargo & Co.[7,9]	84,830
	Total Preferred Stocks
	(Cost $83,610)	84,830

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 5.5%
$473,937	UMB Money Market Fiduciary, 0.01%[10]	$473,937
	Total Short-Term Investments
	(Cost $473,937)	473,937
	TOTAL INVESTMENTS — 104.7%
	(Cost $8,845,389)	8,999,657
	Liabilities in Excess of Other Assets — (4.7)%	(404,962)
	TOTAL NET ASSETS — 100.0%	$8,594,695

LP – Limited Partnership

[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[2]	Callable.
[3]	Floating rate security.
[4]	All or a portion of the loan is unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.
[6]	Foreign security denominated in U.S. dollars.
[7]	Perpetual security. Maturity date is not applicable.
[8]	Variable rate security.
[9]	Convertible security.
[10]	The rate is the annualized seven-day yield at period end.